BBH Trust
                                  140 Broadway
                              New York, NY, 10005

                                 March 19, 2007

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


RE:  BBH Trust (the "Registrant")
            BBH Money Market Fund
            BBH U.S. Treasury Money Fund
            BBH Tax Exempt Money Fund
            BBH International Equity Fund
            BBH Broad Market Fund
            BBH Real Return Fund
            BBH Core Select


           1933 Act File No. 333-129342
           1940 Act File No. 811-21829


Enclosed are filing materials for Pre-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant.

This filing has been redlined to indicate changes that have been made to the Registration Statement since Pre-Effective Amendment No. 2 filed with the Commission on January 18, 2007.

Assuming that our responses to your comments and the other changes made to the Registration Statement meet with your approval, the Registrant and its principal underwriter hereby request effectiveness as soon as the Commission shall deem appropriate.


If you have any questions, please contact me at (412) 288-6812.



                                     Very truly yours,





                                     /s/ Diane J. Palmer
                                     Diane J. Palmer
                                     Paralegal



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